Cover	Jun. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 18, 2026
Entity File Number	001-38308
Entity Registrant Name	GREENPRO CAPITAL CORP.
Entity Central Index Key	0001597846
Entity Tax Identification Number	98-1146821
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	B-23A-02, G-Vestor Tower
Entity Address, Address Line Two	Pavilion Embassy, 200 Jalan Ampang
Entity Address, City or Town	W.P. Kuala Lumpur,
Entity Address, Country	MY
Entity Address, Postal Zip Code	50450
City Area Code	(60)
Local Phone Number	3 8408-1788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false